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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2013

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 5.2%
Albemarle Corp.	5,400	$339,876
Ashland, Inc.	5,800	536,384
Cabot Corp.	3,900	166,569
Carpenter Technology Corp.	11,100	645,021
Commercial Metals Co.	8,500	144,075
Cytec Industries, Inc.	2,400	195,264
Intrepid Potash, Inc.*	15,900	249,312
Minerals Technologies, Inc.	2,300	113,551
Olin Corp.	5,600	129,192
Randgold Resources Ltd - ADR	4,600	329,038
Reliance Steel & Aluminum	5,200	381,004
Royal Gold, Inc.	7,900	384,414
RPM International, Inc.	9,000	325,800
Sensient Technologies Corp.	3,100	148,459
Steel Dynamics, Inc.	15,000	250,800
Valspar Corp.	5,400	342,522

COMMUNICATIONS - 3.8%
AMC Networks, Inc.*	3,700	253,450
AOL, Inc.*	5,300	183,274
Ciena Corp.*	6,600	165,059
Equinix, Inc.*	3,200	587,680
InterActiveCorp.	8,800	481,096
InterDigital, Inc.	5,000	186,700
John Wiley & Sons, Inc.	3,000	143,070
Lamar Advertising Co.*	3,700	174,011
NeuStar, Inc.*	4,200	207,816
RF Micro Devices, Inc.*	36,800	207,552
Scholastic Corp.	2,900	83,149
Telephone & Data Systems	9,600	283,680
TIBCO Software, Inc.*	6,300	161,217
tw telecom, inc.*	6,600	197,109
ValueClick, Inc.*	5,000	104,300

CONSUMER, CYCLICAL - 13.6%
Advance Auto Parts, Inc.	2,500	206,700
Alaska Air Group, Inc.	6,200	388,244
American Eagle Outfitters	12,100	169,279
Arrow Electronics, Inc.*	6,800	330,004
Ascena Retail Group, Inc.*	22,200	442,446
Bed Bath & Beyond, Inc.*	3,200	247,552
Brinker International, Inc.	4,400	178,332
Cabela's, Inc.*	3,200	201,696
Carter's, Inc.	3,500	265,615
Cheesecake Factory, Inc.	3,500	153,825
Chico's FAS, Inc.	10,800	179,928
Cinemark Holdings, Inc.	9,900	314,226
Dick's Sporting Goods, Inc.	8,200	437,716
Dollar Tree, Inc.*	9,300	531,588

Domino's Pizza, Inc.	3,800	258,210
Foot Locker, Inc.	9,700	329,218
Hanesbrands, Inc.	6,400	398,784
Herman Miller, Inc.	7,200	210,096
HSN, Inc.	3,800	203,756
International Speedway	3,000	96,750
JetBlue Airways Corp.*	30,500	203,283
KB Home	5,300	95,506
Life Time Fitness, Inc.*	2,700	138,969
LKQ Corp.*	16,700	532,229
MDC Holdings, Inc.	5,600	168,056
Michael Kors Holdings Ltd*	6,400	476,928
Mohawk Industries, Inc.*	3,200	416,800
MSC Industrial Direct Co., Inc.	4,200	341,670
Oshkosh Corp.	5,700	279,186
Panera Bread Co.*	3,200	507,296
Polaris Industries, Inc.	4,200	542,556
Ross Stores, Inc.	3,400	247,520
Signet Jewelers Ltd	5,400	386,910
Tempur Sealy International*	6,000	263,760
Toll Brothers, Inc.*	6,900	223,767
Tractor Supply Co.	9,200	617,964
TRW Automotive Holdings*	6,500	463,515
Under Armour, Inc.*	5,100	405,195
Williams-Sonoma, Inc.	4,000	224,800
World Fuel Services Corp.	5,000	186,550

CONSUMER, NON-CYCLICAL - 17.9%
Aaron's, Inc.	7,900	218,830
Alliance Data Systems Corp.*	3,700	782,439
Bio-Rad Laboratories, Inc.*	2,200	258,632
Catamaran Corp.*	10,300	473,285
Charles River Laboratories*	3,200	148,032
Church & Dwight Co., Inc.	8,900	534,445
Community Health Systems*	10,800	448,200
Convergys Corp.	12,000	225,000
Cooper Cos., Inc.	3,200	415,008
CoreLogic, Inc.*	9,400	254,270
Dean Foods Co.	10,900	210,370
Deluxe Corp.	3,400	141,644
Flowers Foods, Inc.	11,550	247,632
FTI Consulting, Inc.*	2,700	102,060
Gartner, Inc.*	6,000	360,000
Global Payments, Inc.	6,900	352,452
Green Mountain Coffee	4,400	331,452
Health Net, Inc.*	5,100	161,670
Hillshire Brands Co.	5,400	165,996
HMS Holdings Corp.*	13,700	294,413
Hologic, Inc.*	17,400	359,310
IDEXX Laboratories, Inc.*	3,700	368,705
Ingredion, Inc.	7,100	469,807
LifePoint Hospitals, Inc.*	5,100	237,813
Manpowergroup, Inc.	3,800	276,412
MEDNAX, Inc.*	3,300	331,320
Mylan, Inc.*	19,100	729,047
Omnicare, Inc.	8,400	466,200
Perrigo Co.	5,700	703,266
Questcor Pharmaceuticals	7,400	429,200
Rent-A-Center, Inc.	3,400	129,574
Rollins, Inc.	4,600	121,946

RR Donnelley & Sons Co.	11,700	184,626
SEI Investments Co.	15,000	463,650
Service Corp International	13,700	255,094
STERIS Corp.	6,100	262,056
Teleflex, Inc.	3,800	312,664
Thoratec Corp.*	6,200	231,198
Towers Watson & Co.	3,700	395,752
Tupperware Brands Corp.	4,700	405,939
United Natural Foods, Inc.*	3,200	215,238
United Rentals, Inc.*	7,700	448,833
United Therapeutics Corp.*	1,700	134,045
Universal Corp.	3,100	157,883
Universal Health Services	6,000	449,940
Valassis Communications	4,200	121,296
Vertex Pharmaceuticals, Inc.*	14,100	1,069,062
WhiteWave Foods Co.*	11,200	223,664

ENERGY - 6.0%
Atwood Oceanics, Inc.*	5,300	291,712
Cimarex Energy Co.	5,600	539,840
Dresser-Rand Group, Inc.*	4,900	305,760
Dril-Quip, Inc.*	2,400	275,400
Energen Corp.	6,000	458,340
Helix Energy Solutions Group*	7,000	177,590
Helmerich & Payne, Inc.	3,400	234,430
HollyFrontier Corp.	17,800	749,558
Oceaneering International	7,100	576,804
Oil States International, Inc.*	6,000	620,760
Rosetta Resources, Inc.*	3,900	212,433
SM Energy Co.	5,600	432,264
Superior Energy Services*	14,100	353,064
Unit Corp.*	3,100	144,119

FINANCIAL - 20.1%
Alexandria Real Estate	4,500	287,325
Alleghany Corp.*	800	327,720
American Campus	9,400	321,010
American Financial Group	8,400	454,104
Apollo Investment Corp.	25,900	211,111
Arthur J Gallagher & Co.	8,200	357,930
Associated Banc-Corp.	17,000	263,330
BancorpSouth, Inc.	6,000	119,640
BioMed Realty Trust, Inc.	12,000	223,080
BRE Properties, Inc.	5,200	263,952
Brown & Brown, Inc.	10,600	340,260
Camden Property Trust	8,400	516,096
Campus Crest Communities	16,700	180,360
Cathay General Bancorp.	5,200	121,524
CBOE Holdings, Inc.	3,700	167,351
City National Corp.	3,100	206,646
Corrections Corp of America	13,100	452,605
Duke Realty Corp.	12,000	185,280
East West Bancorp, Inc.	11,700	373,815
Essex Property Trust, Inc.	2,500	369,250
Everest Re Group Ltd	3,300	479,853
Extra Space Storage, Inc.	6,700	306,525
Federal Realty Investment	4,200	426,090
Fidelity National Financial	10,600	281,960
First American Financial	11,200	272,720
First Horizon National Corp.	17,100	187,929

First Niagara Financial Group	31,400	325,618
FirstMerit Corp.	15,400	334,488
Fulton Financial Corp.	20,700	241,776
Hancock Holding Co.	8,500	266,730
HCC Insurance Holdings, Inc.	6,800	297,976
Home Properties, Inc.	5,300	306,075
Hospitality Properties Trust	9,000	254,700
International Bancshares	7,900	170,798
Jones Lang LaSalle, Inc.	3,900	340,470
Liberty Property Trust	5,400	192,240
National Retail Properties	4,900	155,918
New York Community	28,400	429,124
Old Republic International	16,200	249,480
Outerwall, Inc.*	12,200	610,366
Prosperity Bancshares, Inc.	3,000	185,520
Raymond James Financial, Inc.	9,600	400,032
Rayonier, Inc.	8,100	450,765
Realty Income Corp.	12,700	504,825
Regency Centers Corp.	5,900	285,265
Reinsurance Group of America	11,700	783,783
Senior Housing Properties	12,600	294,084
Signature Bank*	3,000	274,560
SL Green Realty Corp.	5,900	524,156
SVB Financial Group*	2,900	250,473
Synovus Financial Corp.	92,800	306,240
Taubman Centers, Inc.	4,300	289,433
Trustmark Corp.	4,900	125,440
UDR, Inc.	16,200	383,940
Valley National Bancorp.	13,800	137,310
Washington Federal, Inc.	11,300	233,684
Webster Financial Corp.	9,200	234,876
Weingarten Realty Investors	7,200	211,176
WR Berkley Corp.	7,100	304,306

INDUSTRIAL - 17.4%
AECOM Technology Corp.*	9,700	303,319
AGCO Corp.	6,500	392,730
AMETEK, Inc.	16,000	736,320
Aptargroup, Inc.	4,400	264,572
Avnet, Inc.	9,200	383,732
B/E Aerospace, Inc.*	6,900	509,358
Carlisle Cos., Inc.	4,300	302,247
Clean Harbors, Inc.*	3,500	205,310
Con-way, Inc.	3,600	155,124
Crane Co.	3,300	203,511
Darling International, Inc.*	11,200	236,992
Donaldson Co., Inc.	6,600	251,658
Eagle Materials, Inc.	4,400	319,220
Energizer Holdings, Inc.	4,100	373,715
Esterline Technologies Corp.*	2,100	167,769
Fluor Corp.	9,800	695,408
Fortune Brands	10,900	453,767
GATX Corp.	5,000	237,600
General Cable Corp.	6,000	190,500
Genesee & Wyoming, Inc.*	3,400	316,098
Granite Construction, Inc.	4,400	134,640
Greif, Inc.	2,000	98,060
Harsco Corp.	5,200	129,480
Hubbell, Inc.	2,600	272,324
IDEX Corp.	4,000	261,000

Itron, Inc.*	2,800	119,924
Joy Global, Inc.	8,700	444,048
KBR, Inc.	13,000	424,320
Kennametal, Inc.	5,100	232,560
Kirby Corp.*	3,700	320,235
Landstar System, Inc.	3,200	179,136
Lennox International, Inc.	3,100	233,306
Lincoln Electric Holdings, Inc.	4,100	273,142
Louisiana-Pacific Corp.*	9,700	170,623
Matson, Inc.	6,200	162,626
Mettler-Toledo International*	1,200	288,108
Mine Safety Appliances Co.	3,700	190,957
National Instruments Corp.	6,300	194,859
Packaging Corp of America	4,700	268,323
Regal-Beloit Corp.	3,000	203,790
Rock Tenn Co.	4,800	486,096
Silgan Holdings, Inc.	3,100	145,700
SPX Corp.	3,200	270,848
Terex Corp.*	7,200	241,920
Tidewater, Inc.	5,000	296,800
Timken Co.	5,300	320,120
Trimble Navigation Ltd*	16,800	499,128
Trinity Industries, Inc.	5,200	235,820
Triumph Group, Inc.	4,600	323,012
URS Corp.	4,900	263,375
Valmont Industries, Inc.	2,200	305,602
Vishay Intertechnology, Inc.*	8,700	112,143
Wabtec Corp.	6,400	402,368
Werner Enterprises, Inc.	3,000	69,990
Woodward, Inc.	4,100	167,403
Zebra Technologies Corp.*	3,600	164,016

TECHNOLOGY - 9.6%
3D Systems Corp.*	6,000	323,940
ACI Worldwide, Inc.*	2,700	145,962
ANSYS, Inc.*	5,100	441,252
Atmel Corp.*	27,700	206,088
Broadridge Financial	8,200	260,350
Cadence Design Systems*	25,500	344,505
Cerner Corp.*	9,400	493,970
Compuware Corp.	14,900	166,731
Cypress Semiconductor Corp.	9,700	90,647
DST Systems, Inc.	2,100	158,361
Fair Isaac Corp.	2,300	127,144
Fairchild Semiconductor*	15,700	218,073
Informatica Corp.*	4,800	187,056
Jack Henry & Associates, Inc.	4,000	206,640
Mentor Graphics Corp.	6,100	142,557
MICROS Systems, Inc.*	5,100	254,694
MSCI, Inc.*	5,800	233,450
NCR Corp.*	10,600	419,866
Nuance Communications*	23,700	442,716
NXP Semiconductor*	6,200	230,702
PTC, Inc.*	8,300	236,218
Riverbed Technology, Inc.*	11,400	166,326
Rovi Corp.*	17,400	333,558
Semtech Corp.*	4,400	131,956
Silicon Laboratories, Inc.*	4,800	205,008

Skyworks Solutions, Inc.*	35,100	871,884
SolarWinds, Inc.*	6,400	224,384
Solera Holdings, Inc.	13,300	703,171
Synopsys, Inc.*	12,900	486,330
VeriFone Systems, Inc.*	7,400	169,164

UTILITIES - 4.3%
Alliant Energy Corp.	7,200	356,760
Aqua America, Inc.	11,750	290,578
Great Plains Energy, Inc.	14,400	319,680
Hawaiian Electric Industries	6,400	160,640
MDU Resources Group, Inc.	12,200	341,234
National Fuel Gas Co.	5,600	385,056
NV Energy, Inc.	15,200	358,872
OGE Energy Corp.	12,800	461,952
PNM Resources, Inc.	9,700	219,511
Questar Corp.	12,100	272,129
UGI Corp.	7,800	305,214
Vectren Corp.	5,500	183,425
Westar Energy, Inc.	8,600	263,590

TOTAL COMMON STOCK - 97.9%
(Cost $68,327,422)		88,017,501

SHORT-TERM INVESTMENTS - 1.3%
Federated Prime Cash Obligations Fund, 0.02% Yield
(Cost $1,135,282)		1,135,282

TOTAL INVESTMENTS IN SECURITIES - 99.2%
(Cost $69,462,704)		89,152,783

OTHER ASSETS LESS LIABILITIES - 0.8%		725,901

TOTAL NET ASSETS - 100.0%		$89,878,684

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2013

Common Stock	Shares	Value

BASIC MATERIALS - 2.3%
Agrium, Inc.	7,900	$663,837
Albemarle Corp.	2,200	138,468
Ashland, Inc.	2,400	221,952
Cabot Corp.	1,600	68,336
Commercial Metals Co.	3,300	55,935
Carpenter Technology Corp.	4,700	273,117
Cytec Industries, Inc.	1,100	89,496
Freeport-McMoRan Copper	12,630	417,800
Randgold Resources Ltd - ADR	1,900	135,907
Intrepid Potash, Inc.*	7,300	114,464
Minerals Technologies, Inc.	1,000	49,370
Olin Corp.	2,200	50,754
PPG Industries, Inc.	2,550	426,003
Royal Gold, Inc.	3,300	160,578
Rio Tinto PLC - ADR	8,300	404,708
RPM International, Inc.	3,500	126,700
Reliance Steel & Aluminum	2,100	153,867
Steel Dynamics, Inc.	6,100	101,992
Sensient Technologies Corp.	1,200	57,468
Valspar Corp.	2,200	139,546

COMMUNICATIONS - 4.5%
AMC Networks, Inc.*	1,600	109,600
AOL, Inc.*	2,100	72,618
Ciena Corp.*	2,600	65,023
Comcast Corp.	25,900	1,168,479
Cisco Systems, Inc.	33,200	777,909
Walt Disney Co.	13,100	844,819
Equinix, Inc.*	1,400	257,110
Google, Inc.*	1,240	1,086,128
InterActiveCorp.	3,700	202,279
InterDigital, Inc.	2,000	74,680
John Wiley & Sons, Inc.	1,300	61,997
Lamar Advertising Co.*	1,500	70,545
NeuStar, Inc.*	1,800	89,064
RF Micro Devices, Inc.*	15,600	87,984
Scholastic Corp.	1,100	31,539
AT&T, Inc.	9,200	311,144
Telephone & Data Systems	4,100	121,155
TIBCO Software, Inc.*	2,700	69,093
tw telecom, inc.*	2,800	83,622
Time Warner, Inc.	10,860	714,697
ValueClick, Inc.*	1,900	39,634
Vodafone Group PLC - ADR	11,430	402,107
Verizon Communications, Inc.	14,300	667,453

CONSUMER, CYCLICAL - 8.0%
Advance Auto Parts, Inc.	1,100	90,948
American Eagle Outfitters	4,800	67,152
Alaska Air Group, Inc.	2,600	162,812
Arrow Electronics, Inc.*	3,000	145,590
Ascena Retail Group, Inc.*	9,400	187,342

Bed Bath & Beyond, Inc.*	1,300	100,568
Cabela's, Inc.*	1,300	81,939
Cheesecake Factory, Inc.	1,300	57,135
Chico's FAS, Inc.	4,400	73,304
Cinemark Holdings, Inc.	4,000	126,960
Coach, Inc.	14,300	779,779
Costco Wholesale Corp.	2,040	234,947
Carter's, Inc.	1,400	106,246
CVS Caremark Corp.	17,000	964,750
Dick's Sporting Goods, Inc.	3,500	186,830
Dollar Tree, Inc.*	4,000	228,640
Domino's Pizza, Inc.	1,500	101,925
Brinker International, Inc.	1,900	77,007
Foot Locker, Inc.	4,200	142,548
Hanesbrands, Inc.	2,800	174,468
Home Depot, Inc.	5,100	386,835
HSN, Inc.	1,700	91,154
World Fuel Services Corp.	2,000	74,620
International Speedway	1,300	41,925
JetBlue Airways Corp.*	12,300	81,980
KB Home	2,200	39,644
Michael Kors Holdings Ltd*	2,700	201,204
Kohl's Corp.	12,750	659,813
LKQ Corp.*	7,100	226,277
Life Time Fitness, Inc.*	1,100	56,617
McDonald's Corp.	3,600	346,356
MDC Holdings, Inc.	2,400	72,024
Mohawk Industries, Inc.*	1,400	182,350
Herman Miller, Inc.	2,900	84,622
MSC Industrial Direct Co., Inc.	1,800	146,430
Oshkosh Corp.	2,400	117,552
PetSmart, Inc.	9,900	754,974
Polaris Industries, Inc.	1,800	232,524
Panera Bread Co.*	1,400	221,942
Ross Stores, Inc.	1,400	101,920
Signet Jewelers Ltd	2,200	157,630
Target Corp.	10,700	684,586
TJX Cos., Inc.	15,080	850,361
Toll Brothers, Inc.*	3,000	97,290
Tempur Sealy International*	2,400	105,504
TRW Automotive Holdings*	2,800	199,668
Tractor Supply Co.	3,800	255,246
Under Armour, Inc.*	2,100	166,845
Walgreen Co.	6,960	374,448
Whirlpool Corp.	7,900	1,156,876
Wal-Mart Stores, Inc.	9,800	724,808
Williams-Sonoma, Inc.	1,700	95,540

CONSUMER, NON-CYCLICAL - 11.1%
Aaron's, Inc.	3,300	91,410
AmerisourceBergen Corp.	5,950	363,545
Alliance Data Systems Corp.*	1,600	338,352
Aetna, Inc.	10,870	695,897
Amgen, Inc.	6,870	768,925
Bio-Rad Laboratories, Inc.*	900	105,804
Cardinal Health, Inc.	10,150	529,323
Celgene Corp.*	7,400	1,140,614
Church & Dwight Co., Inc.	3,700	222,185
CoreLogic, Inc.*	4,100	110,905
Cooper Cos., Inc.	1,300	168,597

Covidien PLC	10,400	633,776
Charles River Laboratories*	1,300	60,138
Catamaran Corp.*	4,300	197,585
Convergys Corp.	5,100	95,625
Community Health Systems*	4,600	190,900
Dean Foods Co.	4,600	88,780
Deluxe Corp.	1,400	58,324
FTI Consulting, Inc.*	1,100	41,580
Flowers Foods, Inc.	4,650	99,696
Gilead Sciences, Inc.*	16,800	1,056,216
Green Mountain Coffee	1,900	143,127
Global Payments, Inc.	2,900	148,132
HMS Holdings Corp.*	5,800	124,642
Health Net, Inc.*	2,200	69,740
Hologic, Inc.*	7,300	150,745
Hillshire Brands Co.	2,100	64,554
IDEXX Laboratories, Inc.*	1,500	149,475
Ingredion, Inc.	3,000	198,510
Gartner, Inc.*	2,500	150,000
Johnson & Johnson	3,710	321,620
Coca-Cola Co.	8,620	326,526
Kraft Foods Group, Inc.	7,033	369,092
Eli Lilly & Co.	6,530	328,655
LifePoint Hospitals, Inc.*	2,200	102,586
Manpowergroup, Inc.	1,500	109,110
MEDNAX, Inc.*	1,300	130,520
Medtronic, Inc.	6,310	336,008
Merck & Co., Inc.	14,300	680,809
Mylan, Inc.*	8,100	309,177
Omnicare, Inc.	3,700	205,350
Pfizer, Inc.	23,730	681,644
Procter & Gamble Co.	13,300	1,005,347
Philip Morris International	7,800	675,402
Perrigo Co.	2,400	296,112
Questcor Pharmaceuticals	3,100	179,800
Rent-A-Center, Inc.	1,500	57,165
Rollins, Inc.	1,900	50,369
RR Donnelley & Sons Co.	4,900	77,322
Service Corp International	6,000	111,720
SEI Investments Co.	6,300	194,733
STERIS Corp.	2,600	111,696
Stryker Corp.	2,450	165,596
Teva Pharmaceutical - ADR	22,200	838,716
Teleflex, Inc.	1,600	131,648
Thoratec Corp.*	2,600	96,954
Tupperware Brands Corp.	1,900	164,103
Towers Watson & Co.	1,500	160,440
Universal Health Services	2,400	179,976
United Natural Foods, Inc.*	1,400	94,167
UnitedHealth Group, Inc.	7,940	568,583
United Rentals, Inc.*	3,300	192,357
United Therapeutics Corp.*	700	55,195
Universal Corp.	1,300	66,209
Valassis Communications	1,600	46,208
Vertex Pharmaceuticals, Inc.*	6,000	454,920
WhiteWave Foods Co.*	4,700	93,859

ENERGY - 6.6%
Apache Corp.	12,400	1,055,736
Atwood Oceanics, Inc.*	2,300	126,592
Peabody Energy Corp.	33,300	574,425

Chevron Corp.	8,650	1,050,975
Dresser-Rand Group, Inc.*	2,100	131,040
Dril-Quip, Inc.*	1,000	114,750
Devon Energy Corp.	13,080	755,501
Energen Corp.	2,700	206,253
HollyFrontier Corp.	7,500	315,825
Helix Energy Solutions Group*	2,900	73,573
Helmerich & Payne, Inc.	1,400	96,530
Marathon Petroleum Corp.	7,340	472,109
Marathon Oil Corp.	21,670	755,850
National Oilwell Varco, Inc.	15,200	1,187,272
Oceaneering International	3,000	243,720
Oil States International, Inc.*	2,400	248,304
Occidental Petroleum Corp.	15,600	1,459,224
Rosetta Resources, Inc.*	1,700	92,599
SM Energy Co.	2,400	185,256
Superior Energy Services*	6,000	150,240
Unit Corp.*	1,200	55,788
Valero Energy Corp.	19,050	650,558
Cimarex Energy Co.	2,400	231,360
Exxon Mobil Corp.	7,680	660,787

FINANCIAL - 12.6%
American Campus	3,900	133,185
ACE Ltd	8,100	757,836
American Financial Group	3,500	189,210
Apollo Investment Corp.	10,900	88,846
Arthur J Gallagher & Co.	3,600	157,140
Allstate Corp.	14,600	738,030
Alexandria Real Estate	2,000	127,700
Associated Banc-Corp.	7,200	111,528
American Express Co.	9,200	694,784
Bank of America Corp.	46,300	638,940
Franklin Resources, Inc.	15,300	773,415
Bank of New York Mellon	16,560	499,946
BioMed Realty Trust, Inc.	5,100	94,809
BRE Properties, Inc.	2,100	106,596
Brown & Brown, Inc.	4,300	138,030
BancorpSouth, Inc.	2,300	45,862
Citigroup, Inc.	13,100	635,481
Cathay General Bancorp.	2,100	49,077
CBOE Holdings, Inc.	1,400	63,322
Campus Crest Communities	7,100	76,680
Capital One Financial Corp.	15,600	1,072,344
Camden Property Trust	3,500	215,040
Corrections Corp of America	5,504	190,163
City National Corp.	1,000	66,660
Duke Realty Corp.	5,200	80,288
Essex Property Trust, Inc.	1,000	147,700
East West Bancorp, Inc.	5,000	159,750
Extra Space Storage, Inc.	2,800	128,100
First American Financial	4,700	114,445
First Horizon National Corp.	6,900	75,831
FirstMerit Corp.	6,500	141,180
Fidelity National Financial	4,400	117,040
First Niagara Financial Group	13,300	137,921
Federal Realty Investment	1,800	182,610
Fulton Financial Corp.	8,800	102,784
Hancock Holding Co.	3,600	112,968
HCC Insurance Holdings, Inc.	2,800	122,696

Home Properties, Inc.	2,200	127,050
Hospitality Properties Trust	3,800	107,540
International Bancshares	3,300	71,346
Invesco Ltd	20,600	657,140
Jones Lang LaSalle, Inc.	1,600	139,680
JPMorgan Chase & Co.	15,600	806,364
Liberty Property Trust	2,300	81,880
Morgan Stanley	25,400	684,530
National Retail Properties	2,200	70,004
New York Community	12,200	184,342
Realty Income Corp.	5,400	214,650
Old Republic International	6,500	100,100
Outerwall, Inc.*	5,200	260,156
Prosperity Bancshares, Inc.	1,200	74,208
PNC Financial Services Group	6,600	478,170
Everest Re Group Ltd	1,400	203,574
Regency Centers Corp.	2,500	120,875
Reinsurance Group of America	4,900	328,251
Raymond James Financial, Inc.	3,900	162,513
Rayonier, Inc.	3,400	189,210
Signature Bank*	1,300	118,976
SVB Financial Group*	1,200	103,644
SL Green Realty Corp.	2,600	230,984
Senior Housing Properties	5,000	116,700
Synovus Financial Corp.	39,300	129,690
State Street Corp.	9,800	644,350
Taubman Centers, Inc.	1,700	114,427
Toronto-Dominion Bank	10,700	962,786
Trustmark Corp.	1,900	48,640
Travelers Cos., Inc.	12,000	1,017,240
UDR, Inc.	6,800	161,160
US Bancorp.	13,500	493,830
Visa, Inc.	5,710	1,091,181
Valley National Bancorp.	5,500	54,725
Washington Federal, Inc.	4,800	99,264
Webster Financial Corp.	3,900	99,567
Wells Fargo & Co.	11,500	475,180
WR Berkley Corp.	3,100	132,866
Weingarten Realty Investors	3,100	90,923
Alleghany Corp.*	300	122,895

INDUSTRIAL - 7.5%
AECOM Technology Corp.*	4,100	128,207
AGCO Corp.	2,600	157,092
AMETEK, Inc.	6,700	308,334
Aptargroup, Inc.	1,800	108,234
Avnet, Inc.	3,700	154,327
B/E Aerospace, Inc.*	2,800	206,696
General Cable Corp.	2,400	76,200
Caterpillar, Inc.	8,340	695,556
Clean Harbors, Inc.*	1,500	87,990
Cummins, Inc.	4,280	568,684
Con-way, Inc.	1,500	64,635
Crane Co.	1,300	80,171
Carlisle Cos., Inc.	1,700	119,493
CSX Corp.	27,180	699,613
Darling International, Inc.*	4,800	101,568
Donaldson Co., Inc.	2,600	99,138
Danaher Corp.	10,900	755,588
Energizer Holdings, Inc.	1,700	154,955

Esterline Technologies Corp.*	900	71,901
Eagle Materials, Inc.	1,900	137,845
Fortune Brands	4,600	191,498
FedEx Corp.	4,800	547,728
Fluor Corp.	4,050	287,388
General Dynamics Corp.	3,990	349,205
General Electric Co.	31,200	745,368
Greif, Inc.	800	39,224
GATX Corp.	2,000	95,040
Granite Construction, Inc.	1,900	58,140
Genesee & Wyoming, Inc.*	1,400	130,158
Harsco Corp.	2,200	54,780
Hubbell, Inc.	1,100	115,214
IDEX Corp.	1,500	97,875
Itron, Inc.*	1,200	51,396
Illinois Tool Works, Inc.	2,370	180,760
Joy Global, Inc.	3,700	188,848
KBR, Inc.	5,200	169,728
Kirby Corp.*	1,500	129,825
Kennametal, Inc.	2,100	95,760
Lincoln Electric Holdings, Inc.	1,700	113,254
Lennox International, Inc.	1,200	90,312
Louisiana-Pacific Corp.*	3,900	68,601
Landstar System, Inc.	1,200	67,176
Matson, Inc.	2,600	68,198
Mine Safety Appliances Co.	1,800	92,898
Mettler-Toledo International*	500	120,045
National Instruments Corp.	2,700	83,511
Packaging Corp of America	1,900	108,471
Regal-Beloit Corp.	1,200	81,516
Rock Tenn Co.	1,900	192,413
Silgan Holdings, Inc.	1,200	56,400
SPX Corp.	1,300	110,032
Tidewater, Inc.	2,100	124,656
Terex Corp.*	3,000	100,800
Triumph Group, Inc.	1,900	133,418
Timken Co.	2,200	132,880
Trimble Navigation Ltd*	7,100	210,941
Trinity Industries, Inc.	2,200	99,770
United Parcel Service, Inc.	6,000	548,220
URS Corp.	2,000	107,500
United Technologies Corp.	7,030	757,975
Valmont Industries, Inc.	900	125,019
Vishay Intertechnology, Inc.*	3,700	47,693
Wabtec Corp.	2,600	163,462
Werner Enterprises, Inc.	1,200	27,996
Woodward, Inc.	1,600	65,328
Zebra Technologies Corp.*	1,400	63,784

TECHNOLOGY - 7.0%
Apple, Inc.	3,340	1,592,345
ACI Worldwide, Inc.*	1,100	59,466
ANSYS, Inc.*	2,000	173,040
Atmel Corp.*	12,200	90,768
Broadridge Financial	3,300	104,775
Cadence Design Systems*	10,200	137,802
Cerner Corp.*	4,000	210,200
Compuware Corp.	5,900	66,021
Cypress Semiconductor Corp.	4,300	40,184
3D Systems Corp.*	2,700	145,773

DST Systems, Inc.	800	60,328
EMC Corp.	43,450	1,110,582
Fairchild Semiconductor*	6,600	91,674
Fair Isaac Corp.	1,000	55,280
Fidelity National Information	7,580	352,015
International Business Mach.	5,470	1,012,935
Informatica Corp.*	2,000	77,940
Intel Corp.	22,900	524,891
Jack Henry & Associates, Inc.	1,600	82,656
MICROS Systems, Inc.*	2,100	104,874
Mentor Graphics Corp.	2,600	60,762
MSCI, Inc.*	2,200	88,550
Microsoft Corp.	39,680	1,320,550
NCR Corp.*	4,500	178,245
Nuance Communications*	10,100	188,668
NXP Semiconductor*	2,600	96,746
Oracle Corp.	26,370	874,693
VeriFone Systems, Inc.*	2,900	66,294
PTC, Inc.*	3,300	93,918
QUALCOMM, Inc.	16,900	1,137,708
Rovi Corp.*	7,300	139,941
Riverbed Technology, Inc.*	4,500	65,655
Silicon Laboratories, Inc.*	1,800	76,878
Solera Holdings, Inc.	5,600	296,072
Semtech Corp.*	1,800	53,982
Synopsys, Inc.*	5,100	192,270
SolarWinds, Inc.*	2,700	94,662
Skyworks Solutions, Inc.*	14,800	367,632

UTILITIES - 1.8%
DTE Energy Co.	10,300	679,594
Great Plains Energy, Inc.	6,100	135,420
Hawaiian Electric Industries	2,700	67,770
Alliant Energy Corp.	3,100	153,605
MDU Resources Group, Inc.	5,300	148,241
NextEra Energy, Inc.	2,000	160,320
National Fuel Gas Co.	2,200	151,272
NV Energy, Inc.	6,300	148,743
OGE Energy Corp.	5,600	202,104
PNM Resources, Inc.	3,900	88,257
PPL Corp.	10,990	333,876
Questar Corp.	4,700	105,703
UGI Corp.	3,000	117,390
Vectren Corp.	2,300	76,705
Westar Energy, Inc.	3,400	104,210
Aqua America, Inc.	4,625	114,376

TOTAL COMMON STOCK - 61.4%
(Cost $83,097,212)		$100,659,831

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2013

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.0%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$1,711,602

COMMUNICATIONS - 0.9%
DIRECTV Holdings LLC	3.800	3/15/2022	1,500,000	1,400,024

CONSUMER, CYCLICAL - 1.4%
AutoZone, Inc.	4.000	11/15/2020	1,300,000	1,328,477
Darden Restaurants, Inc.	4.500	10/15/2021	1,000,000	1,008,900

CONSUMER, NON-CYCLICAL - 5.2%
Amgen, Inc.	3.625	5/15/2022	1,000,000	985,966
Celgene Corp.	3.250	8/15/2022	500,000	474,116
Clorox Co.	3.050	9/15/2022	500,000	476,629
Express Scripts Holding Co.	4.750	11/15/2021	1,000,000	1,070,306
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,077,225
Kellogg Co.	3.125	5/17/2022	1,000,000	972,473
Quest Diagnostics, Inc.	4.700	4/1/2021	1,500,000	1,585,598
SABMiller Holdings, Inc.*	3.750	1/15/2022	1,000,000	1,007,962
WellPoint, Inc.	3.125	5/15/2022	1,000,000	949,548

ENERGY - 2.8%
Kinder Morgan Energy Partners	6.850	2/15/2020	1,000,000	1,184,190
Murphy Oil Corp.	3.700	12/1/2022	1,000,000	932,063
ONEOK, Inc.	4.250	2/1/2022	250,000	233,819
Phillips 66	4.300	4/1/2022	1,000,000	1,019,457
TransCanada PipeLines Ltd	7.125	1/15/2019	1,000,000	1,217,034

FINANCIAL - 7.1%
Bank of America Corp.	10.200	7/15/2015	1,250,000	1,426,839
Bank of America Corp.	5.875	1/5/2021	1,000,000	1,133,337
Citigroup, Inc.	3.375	3/1/2023	1,000,000	951,568
General Electric Capital Corp.	4.625	1/7/2021	1,000,000	1,073,045
Goldman Sachs Group, Inc.	5.250	7/27/2021	1,000,000	1,079,155
JPMorgan Chase & Co.	3.250	9/23/2022	1,000,000	943,393
MetLife, Inc.	4.750	2/8/2021	1,000,000	1,093,386
Nationwide Mutual Insurance*	6.600	4/15/2034	1,000,000	1,012,500
PNC Funding Corp.	3.300	3/8/2022	1,000,000	977,108
Reinsurance Group of America	4.700	9/15/2023	1,000,000	1,022,569
Wells Fargo & Co.	3.450	2/13/2023	1,000,000	935,963

INDUSTRIAL - 1.7%
Burlington Northern Santa Fe	5.750	3/15/2018	1,000,000	1,152,461
Clark Equipment Co.	8.000	5/1/2023	500,000	581,646
URS Corp.*	5.500	4/1/2022	1,000,000	1,006,161

MORTGAGE SECURITIES - 7.0%
Fannie Mae Pool	7.000	4/1/2033	228,585	270,604
Fannie Mae Pool	6.000	10/1/2036	365,022	398,353
Fannie Mae Pool	4.500	1/1/2042	1,362,711	1,484,680
Fannie Mae Pool	4.000	7/1/2042	861,464	904,772

Freddie Mac Gold Pool	6.500	6/1/2024	189,295	209,453
Freddie Mac Gold Pool	7.000	10/1/2031	368,828	421,657
Freddie Mac Gold Pool	6.500	2/1/2032	364,256	411,116
Freddie Mac Gold Pool	6.500	8/1/2032	206,299	228,444
Freddie Mac Gold Pool	6.500	12/1/2032	350,070	388,294
Freddie Mac Gold Pool	6.500	4/1/2033	154,422	171,533
Freddie Mac Gold Pool	5.500	3/1/2034	424,575	462,593
Freddie Mac Gold Pool	5.500	6/1/2035	456,788	495,789
Freddie Mac Gold Pool	5.000	7/1/2035	547,084	591,875
Freddie Mac Gold Pool	5.000	9/1/2035	284,098	306,852
Freddie Mac Gold Pool	5.500	11/1/2035	529,651	574,205
Freddie Mac Gold Pool	6.000	2/1/2036	430,454	472,889
Freddie Mac Gold Pool	5.000	1/1/2037	375,508	405,663
Freddie Mac Gold Pool	6.000	5/1/2037	306,877	334,490
Freddie Mac Gold Pool	6.000	8/1/2037	254,627	277,113
Freddie Mac Gold Pool	5.500	1/1/2038	379,296	410,169
Freddie Mac Gold Pool	5.500	5/1/2038	472,304	510,747
Freddie Mac Gold Pool	5.500	1/1/2039	547,423	594,947
Freddie Mac Gold Pool	6.000	9/1/2039	914,958	1,003,972
MASTR Asset Securitization	6.250	5/25/2036	192,398	143,910

TECHNOLOGY - 1.7%
Apple, Inc.	2.400	5/3/2023	1,000,000	905,181
EMC Corp.	2.650	6/1/2020	1,000,000	989,889
Intel Corp.	2.700	12/15/2022	1,000,000	928,732

UTILITIES - 3.4%
Dominion Resources, Inc.	2.750	9/15/2022	1,000,000	934,185
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,052,143
Entergy Texas, Inc.	7.125	2/1/2019	1,000,000	1,185,975
South Carolina Electric & Gas	6.500	11/1/2018	1,000,000	1,208,729
United Utilities PLC	5.375	2/1/2019	1,000,000	1,079,285

TOTAL FIXED-INCOME SECURITIES - 32.2%
(Cost $52,841,689)				52,782,759

SHORT-TERM INVESTMENTS - 5.8%
Federated Prime Cash Obligations Fund, 0.02% Yield
(Cost $9,631,045)				9,631,045

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost $145,569,946)				163,073,635

OTHER ASSETS LESS LIABILITIES - 0.6%				984,153

TOTAL NET ASSETS - 100.0%				$164,057,788

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2013, the aggregate market value of these securities amounted to $3,026,623 or 1.84% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2013

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 3.9%
ArcelorMittal	6.750	2/25/2022	3,000,000	$3,157,500
Barrick Gold Corp.	6.950	4/1/2019	2,500,000	2,852,670
Newmont Mining Corp.	5.125	10/1/2019	2,500,000	2,629,590

COMMUNICATIONS - 7.5%
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,202,510
DIRECTV Holdings LLC	3.800	3/15/2022	2,500,000	2,333,373
DISH DBS Corp.	5.875	7/15/2022	2,500,000	2,462,500
GTE Corp.	8.750	11/1/2021	1,500,000	1,931,532
IAC/InterActiveCorp	4.750	12/15/2022	2,500,000	2,300,000
TW, Inc.	9.150	2/1/2023	2,000,000	2,650,064
Virgin Media Finance PLC	5.250	2/15/2022	3,000,000	2,595,000

CONSUMER, CYCLICAL - 3.4%
AutoZone, Inc.	2.875	1/15/2023	2,000,000	1,815,638
Darden Restaurants, Inc.	3.350	11/1/2022	3,000,000	2,720,598
Wynn Las Vegas LLC	5.375	3/15/2022	3,000,000	3,015,000

CONSUMER, NON-CYCLICAL - 12.3%
Amgen, Inc.	3.625	5/15/2022	2,000,000	1,971,932
Cardinal Health, Inc.	3.200	6/15/2022	2,000,000	1,904,984
Celgene Corp.	3.250	8/15/2022	3,000,000	2,844,696
Express Scripts Holding Co.	4.750	11/15/2021	3,000,000	3,210,918
Gilead Sciences, Inc.	4.500	4/1/2021	3,000,000	3,231,675
Kellogg Co.	3.125	5/17/2022	2,000,000	1,944,946
Quest Diagnostics, Inc.	4.700	4/1/2021	2,500,000	2,642,663
Reynolds Group Issuer, Inc.	5.750	10/15/2020	2,500,000	2,509,375
SABMiller Holdings, Inc.*	3.750	1/15/2022	2,000,000	2,015,924
Tupperware Brands Corp.	4.750	6/1/2021	2,000,000	2,029,024
WellPoint, Inc.	3.125	5/15/2022	3,000,000	2,848,644

ENERGY - 10.5%
Chesapeake Energy Corp.	6.125	2/15/2021	2,000,000	2,075,000
Kinder Morgan Energy Partners	6.850	2/15/2020	2,000,000	2,368,380
Marathon Petroleum Corp.	5.125	3/1/2021	2,000,000	2,159,346
Murphy Oil Corp.	3.700	12/1/2022	3,000,000	2,796,189
Oil States International, Inc.	6.500	6/1/2019	2,750,000	2,915,000
ONEOK, Inc.	4.250	2/1/2022	1,875,000	1,753,644
Peabody Energy Corp.	6.000	11/15/2018	2,000,000	1,995,000
Phillips 66	4.300	4/1/2022	2,000,000	2,038,914
TransCanada PipeLines Ltd	7.125	1/15/2019	2,000,000	2,434,068
Ultramar Diamond Shamrock	7.200	10/15/2017	2,250,000	2,612,052

FINANCIAL - 18.9%
Bank of America Corp.	10.200	7/15/2015	2,000,000	2,282,942
Bank of America Corp.	5.875	1/5/2021	2,000,000	2,266,674
BlackRock, Inc.	3.375	6/1/2022	2,000,000	1,990,682
Citigroup, Inc.	5.500	9/13/2025	2,500,000	2,571,133
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,566,745
General Electric Capital Corp.	4.625	1/7/2021	3,000,000	3,219,135
General Motors Financial Co.*	4.250	5/15/2023	2,700,000	2,467,125

Goldman Sachs Group, Inc.	5.250	7/27/2021	3,000,000	3,237,465
Icahn Enterprises LP*	6.000	8/1/2020	3,000,000	3,000,000
JPMorgan Chase & Co.	3.250	9/23/2022	2,500,000	2,358,483
MetLife, Inc.	4.750	2/8/2021	3,000,000	3,280,158
National Rural Utilities	3.050	2/15/2022	2,000,000	1,968,370
Nationwide Mutual Insurance*	6.600	4/15/2034	3,000,000	3,037,500
PNC Funding Corp.	3.300	3/8/2022	3,000,000	2,931,324
Reinsurance Group of America	4.700	9/15/2023	2,500,000	2,556,423
Wells Fargo & Co.	3.450	2/13/2023	2,000,000	1,871,926

INDUSTRIAL - 5.7%
Case New Holland, Inc.	7.875	12/1/2017	2,500,000	2,906,250
Clark Equipment Co.	8.000	5/1/2023	500,000	581,646
Clean Harbors, Inc.	5.125	6/1/2021	2,500,000	2,415,625
Energizer Holdings, Inc.	4.700	5/19/2021	1,000,000	1,027,878
Jabil Circuit, Inc.	5.625	12/15/2020	2,500,000	2,575,000
URS Corp.*	5.500	4/1/2022	3,000,000	3,018,483

MORTGAGE SECURITIES - 23.8%
Fannie Mae Pool	7.000	2/1/2032	465,468	518,961
Fannie Mae Pool	7.000	3/1/2032	497,220	568,232
Fannie Mae Pool	7.000	4/1/2033	357,531	423,252
Fannie Mae Pool	6.000	10/1/2036	989,886	1,080,277
Fannie Mae Pool	6.000	7/1/2037	1,228,744	1,343,940
Fannie Mae Pool	4.000	8/1/2041	2,685,313	2,817,748
Fannie Mae Pool	4.000	11/1/2041	2,824,124	2,962,862
Fannie Mae Pool	4.500	1/1/2042	2,044,067	2,227,020
Fannie Mae Pool	4.000	7/1/2042	1,722,928	1,809,545
Fannie Mae Pool	4.000	7/1/2042	2,421,030	2,539,619
Freddie Mac Gold Pool	6.500	6/1/2024	441,688	488,723
Freddie Mac Gold Pool	7.000	10/1/2031	629,436	719,593
Freddie Mac Gold Pool	6.500	2/1/2032	583,380	658,430
Freddie Mac Gold Pool	7.000	5/1/2032	832,568	943,214
Freddie Mac Gold Pool	6.500	8/1/2032	275,065	304,592
Freddie Mac Gold Pool	6.500	4/1/2033	463,266	514,598
Freddie Mac Gold Pool	7.000	9/1/2033	165,124	183,092
Freddie Mac Gold Pool	5.500	3/1/2034	1,273,724	1,387,779
Freddie Mac Gold Pool	5.500	4/1/2034	1,561,871	1,702,332
Freddie Mac Gold Pool	5.000	6/1/2034	467,876	504,235
Freddie Mac Gold Pool	5.500	12/1/2034	1,353,116	1,472,001
Freddie Mac Gold Pool	5.500	1/1/2035	1,053,456	1,144,788
Freddie Mac Gold Pool	5.500	6/1/2035	1,815,734	1,970,761
Freddie Mac Gold Pool	5.000	7/1/2035	1,627,575	1,760,829
Freddie Mac Gold Pool	5.000	8/1/2035	1,416,807	1,546,554
Freddie Mac Gold Pool	5.000	9/1/2035	1,136,390	1,227,408
Freddie Mac Gold Pool	5.000	10/1/2035	1,326,947	1,430,823
Freddie Mac Gold Pool	5.000	11/1/2035	699,806	755,080
Freddie Mac Gold Pool	5.500	11/1/2035	1,588,953	1,722,615
Freddie Mac Gold Pool	6.000	2/1/2036	1,183,749	1,300,445
Freddie Mac Gold Pool	5.000	1/1/2037	1,126,524	1,216,988
Freddie Mac Gold Pool	6.000	5/1/2037	920,631	1,003,469
Freddie Mac Gold Pool	6.000	8/1/2037	990,523	1,077,995
Freddie Mac Gold Pool	5.500	12/1/2037	475,880	514,614
Freddie Mac Gold Pool	5.500	1/1/2038	1,011,456	1,093,784
Freddie Mac Gold Pool	5.500	5/1/2038	1,719,683	1,859,657
Freddie Mac Gold Pool	5.500	5/1/2038	1,441,510	1,558,842
Freddie Mac Gold Pool	6.500	10/1/2038	926,423	1,038,325
Freddie Mac Gold Pool	5.500	1/1/2039	1,642,268	1,784,842
Freddie Mac Gold Pool	5.000	5/1/2039	1,097,892	1,183,177
Freddie Mac Gold Pool	6.000	9/1/2039	1,869,233	2,051,087

TECHNOLOGY - 3.0%
Apple, Inc.	2.400	5/3/2023	2,000,000	1,810,362
Brocade Communications*	4.625	1/15/2023	3,000,000	2,767,500
EMC Corp.	2.650	6/1/2020	1,000,000	989,889
Intel Corp.	2.700	12/15/2022	1,000,000	928,732

UTILITIES - 8.0%
Calpine Corp.*	7.500	2/15/2021	1,800,000	1,912,500
Commonwealth Edison Co.	3.400	9/1/2021	3,000,000	3,048,471
Dominion Resources, Inc.	4.450	3/15/2021	2,500,000	2,678,713
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,160,363
Entergy Texas, Inc.	7.125	2/1/2019	2,000,000	2,371,950
Progress Energy, Inc.	3.150	4/1/2022	3,000,000	2,868,561
United Utilities PLC	5.375	2/1/2019	3,000,000	3,237,855

TOTAL FIXED-INCOME SECURITIES - 97.0%
(Cost $214,202,902)				213,286,337

SHORT-TERM INVESTMENTS - 3.4%
Federated Prime Cash Obligations Fund, 0.02% Yield
(Cost $7,576,274)				7,576,274

TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost $221,779,176)				220,862,611

OTHER ASSETS LESS LIABILITIES - (0.4)%				(898,884)

TOTAL NET ASSETS - 100.0%				$219,963,728

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2013, the aggregate market value of these securities amounted to $20,785,777 or 9.45% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SEPTEMBER 30, 2013

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 3.1%
Agrium, Inc.	1,440	$121,003
Carpenter Technology Corp.	1,350	78,449
Freeport-McMoRan Copper	2,280	75,422
PPG Industries, Inc.	400	66,824
Rio Tinto PLC - ADR	1,510	73,628

COMMUNICATIONS - 8.2%
AT&T, Inc.	1,690	57,156
Cisco Systems, Inc.	6,260	146,678
Comcast Corp.	4,870	219,710
Google, Inc.*	230	201,459
Time Warner, Inc.	2,050	134,911
Verizon Communications, Inc.	2,530	118,088
Vodafone Group PLC - ADR	2,160	75,989
Walt Disney Co.	2,350	151,552

CONSUMER, CYCLICAL - 10.6%
Coach, Inc.	2,450	133,599
Costco Wholesale Corp.	380	43,765
CVS Caremark Corp.	3,200	181,600
Home Depot, Inc.	880	66,748
Kohl's Corp.	2,390	123,683
McDonald's Corp.	620	59,650
PetSmart, Inc.	1,860	141,844
Target Corp.	1,840	117,723
TJX Cos., Inc.	2,600	146,614
Walgreen Co.	1,310	70,478
Wal-Mart Stores, Inc.	1,640	121,294
Whirlpool Corp.	1,490	218,196

CONSUMER, NON-CYCLICAL - 16.9%
Aetna, Inc.	2,050	131,241
AmerisourceBergen Corp.	1,130	69,043
Amgen, Inc.	1,250	139,906
Cardinal Health, Inc.	1,910	99,607
Celgene Corp.*	1,400	215,792
Coca-Cola Co.	1,630	61,744
Covidien PLC	2,060	125,536
Eli Lilly & Co.	1,230	61,906
Gilead Sciences, Inc.*	3,280	206,214
Ingredion, Inc.	1,900	125,723
Johnson & Johnson	700	60,683
Kraft Foods Group, Inc.	1,190	62,451
Mallinckrodt PLC*	233	10,273
Medtronic, Inc.	1,190	63,368
Merck & Co., Inc.	2,590	123,307
Pfizer, Inc.	4,470	128,401
Philip Morris International	1,400	121,226
Procter & Gamble Co.	2,400	181,416
Stryker Corp.	460	31,091
Teva Pharmaceutical - ADR	4,270	161,321
UnitedHealth Group, Inc.	1,430	102,402

ENERGY - 12.4%
Apache Corp.	2,250	191,565
Chevron Corp.	1,570	190,755
Devon Energy Corp.	2,370	136,891
Exxon Mobil Corp.	1,390	119,596
Helmerich & Payne, Inc.	1,000	68,950
Marathon Oil Corp.	3,980	138,822
Marathon Petroleum Corp.	1,420	91,334
National Oilwell Varco, Inc.	2,750	214,803
Occidental Petroleum Corp.	3,050	285,297
Peabody Energy Corp.	6,630	114,368
Valero Energy Corp.	3,590	122,599

FINANCIAL - 18.9%
ACE Ltd	1,460	136,598
Allstate Corp.	2,550	128,903
American Express Co.	1,800	135,936
Bank of America Corp.	9,000	124,200
Bank of New York Mellon	3,150	95,099
Capital One Financial Corp.	2,900	199,346
Citigroup, Inc.	2,500	121,275
Franklin Resources, Inc.	2,660	134,463
Invesco Ltd	4,000	127,600
JPMorgan Chase & Co.	3,000	155,070
Morgan Stanley	4,900	132,055
PNC Financial Services Group	1,300	94,185
Reinsurance Group of America	1,000	66,990
State Street Corp.	1,900	124,925
Toronto-Dominion Bank	1,890	170,062
Travelers Cos., Inc.	2,390	202,600
US Bancorp.	2,700	98,766
Visa, Inc.	1,080	206,388
Wells Fargo & Co.	2,300	95,036

INDUSTRIAL - 7.9%
Caterpillar, Inc.	1,510	125,934
CSX Corp.	5,130	132,046
Cummins, Inc.	810	107,625
Danaher Corp.	1,970	136,560
FedEx Corp.	910	103,840
General Dynamics Corp.	750	65,640
General Electric Co.	5,290	126,378
Illinois Tool Works, Inc.	450	34,322
United Parcel Service, Inc.	1,090	99,593
United Technologies Corp.	1,270	136,931

TECHNOLOGY - 11.0%
Apple, Inc.	640	305,120
EMC Corp.	7,940	202,946
Fidelity National Information	1,430	66,409
Intel Corp.	4,320	99,019
International Business Mach.	1,030	190,735
Microsoft Corp.	7,480	248,934
Oracle Corp.	4,970	164,855
QUALCOMM, Inc.	3,080	207,346

UTILITIES - 1.7%
DTE Energy Co.	1,860	122,723
NextEra Energy, Inc.	380	30,461
PPL Corp.	2,070	62,887

TOTAL COMMON STOCK - 90.7%
(Cost $10,986,029)	12,223,491

SHORT-TERM INVESTMENTS - 9.2%
Federated Prime Cash Obligations Fund, 0.02% Yield
(Cost $1,238,678)	1,238,678

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost $12,224,707)	13,462,169

OTHER ASSETS LESS LIABILITIES - 0.1%	16,780

TOTAL NET ASSETS - 100.0%	$13,478,949

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$88,017,501	$100,659,831	$0	$12,223,491
Short-term Investments	1,135,282	9,631,045	7,576,274	1,238,678

Level 2 – Other Significant
Observable Inputs:
Fixed Income Securities*	0	52,782,759	213,286,337	0

Level 3 – Significant
Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$89,152,783	$163,073,635	$220,862,611	$13,462,169

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended September 30, 2013.

There were no transfers between levels of the fair value hierarchy during the three month period ended September 30, 2013. It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At September 30, 2013, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$20,786,317	$20,277,124	$3,985,454	$1,412,370
Unrealized Depreciation	(1,096,238)	(2,773,435)	(4,902,019)	(174,908)
Net Unrealized Appreciation/(Depreciation)	$19,690,079	$17,503,689	$(916,565)	$1,237,462

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  November 27, 2013

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  November 27, 2013

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)